Condensed Financial Information of Registrant Prudential plc - Notes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional information
Dividends received by parent company from consolidated subsidiary undertakings	£ 1,685	£ 1,318	£ 985
Profit after tax of the Group attributable to shareholders in accordance with IFRS	2,390	1,921	2,579
Shareholders' equity of the Group in accordance with IFRS	16,087	14,666
Prudential plc
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	1,235	840	920
Shareholders' equity of the Group in accordance with IFRS	7,629	7,505
Share in the IFRS result (net of distributions to the Company) and IFRS net equity of the Group
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	1,155	1,081	£ 1,659
Shareholders' equity of the Group in accordance with IFRS	£ 8,458	£ 7,161